CONVERTIBLE NOTES (Tables)	3 Months Ended
Mar. 31, 2020
CONVERTIBLE NOTES
Schedule of convertible notes

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
2019 Notes	1,201,060	—	—
2020 Notes	—	330,934	345,939
2021 Notes	—	34,998	36,595
2024 Notes	—	1,638,485	1,679,130
Less: debt issuance cost	(12,868)	(6,977)	(7,085)
	1,188,192	1,997,440	2,054,579